Long-term debt - Summary of Future Minimum Lease Payments for Finance Leases (Detail) $ in Thousands	Mar. 27, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 75
2023	75
2024	69
2025	68
2026	54
Total minimum lease payments	341
Less imputed interest	68
Total	$ 273